Schedule of investments
Delaware Ivy High Yield Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 96.79%
Automotive — 2.52%
Ford Motor 4.75% 1/15/43	220,000	$ 181,865
Ford Motor Credit
3.375% 11/13/25	150,000	143,608
4.125% 8/17/27	150,000	142,133
4.542% 8/1/26	165,000	159,858

Goodyear Tire & Rubber 5.25% 7/15/31	170,000	154,454
		781,918
Basic Industry — 8.31%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	100,000	104,461
CP Atlas Buyer 144A 7.00% 12/1/28 #	77,000	67,127
First Quantum Minerals
144A 7.50% 4/1/25 #	200,000	190,881
144A 8.625% 6/1/31 #	260,000	220,675
FMG Resources August 2006
144A 5.875% 4/15/30 #	220,000	218,290
144A 6.125% 4/15/32 #	95,000	95,816

NOVA Chemicals 144A 8.50% 11/15/28 #	220,000	230,980
Novelis 144A 4.75% 1/30/30 #	420,000	395,663
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	212,529
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	340,000	315,071
Standard Industries 144A 3.375% 1/15/31 #	310,000	267,146
Vibrantz Technologies 144A 9.00% 2/15/30 #	330,000	262,093
		2,580,732
Capital Goods — 5.14%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	169,547
Bombardier
144A 6.00% 2/15/28 #	206,000	200,949
144A 7.50% 2/1/29 #	115,000	117,006
144A 8.75% 11/15/30 #	60,000	63,957
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	50,000	49,214
144A 8.75% 4/15/30 #	135,000	126,033
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	350,000	356,503
144A 9.25% 4/15/27 #	105,000	103,177

Sealed Air 144A 5.00% 4/15/29 #	140,000	135,534
TransDigm 144A 6.875% 12/15/30 #	265,000	273,124
		1,595,044
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods — 1.17%
Acushnet 144A 7.375% 10/15/28 #	97,000	$ 101,260
Cerdia Finanz 144A 10.50% 2/15/27 #	165,000	168,320
Pilgrim's Pride 4.25% 4/15/31	105,000	94,968
		364,548
Electric — 2.72%
Calpine
144A 4.625% 2/1/29 #	50,000	46,490
144A 5.125% 3/15/28 #	275,000	263,836
Vistra
144A 7.00% 12/15/26 #, μ, ψ	365,000	360,025
144A 8.00% 10/15/26 #, μ, ψ	175,000	174,478
		844,829
Energy — 15.16%
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	270,000	251,486
Callon Petroleum
144A 7.50% 6/15/30 #	125,000	126,198
144A 8.00% 8/1/28 #	405,000	414,069

Civitas Resources 144A 8.625% 11/1/30 #	155,000	164,543
CNX Midstream Partners 144A 4.75% 4/15/30 #	125,000	112,411
Energy Transfer 144A 7.375% 2/1/31 #	160,000	168,250
EQM Midstream Partners 144A 4.75% 1/15/31 #	359,000	334,584
Genesis Energy
7.75% 2/1/28	200,000	200,903
8.00% 1/15/27	94,000	95,627
8.25% 1/15/29	70,000	72,089
Hilcorp Energy I
144A 6.00% 4/15/30 #	350,000	339,905
144A 6.00% 2/1/31 #	30,000	29,029
144A 6.25% 4/15/32 #	138,000	132,949

Murphy Oil 6.375% 7/15/28	433,000	435,391
NuStar Logistics
6.00% 6/1/26	157,000	156,864
6.375% 10/1/30	159,000	159,507
Southwestern Energy
5.375% 2/1/29	108,000	105,500
5.375% 3/15/30	269,000	262,987

Transocean 144A 8.00% 2/1/27 #	220,000	214,722
USA Compression Partners
6.875% 4/1/26	346,000	344,920
6.875% 9/1/27	60,000	59,354

Vital Energy 144A 7.75% 7/31/29 #	280,000	268,010
NQ- IV901 [1223] 0224 (3377220)    1

Schedule of investments
Delaware Ivy High Yield Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Weatherford International 144A 8.625% 4/30/30 #	245,000	$ 256,016
		4,705,314
Financial Services — 2.84%
AerCap Holdings 5.875% 10/10/79 μ	399,000	394,419
Air Lease 4.65% 6/15/26 μ, ψ	230,000	207,068
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	297,000	279,363
		880,850
Healthcare — 7.30%
AthenaHealth Group 144A 6.50% 2/15/30 #	160,000	145,362
Avantor Funding 144A 3.875% 11/1/29 #	220,000	199,994
Bausch Health 144A 6.125% 2/1/27 #	335,000	226,480
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	72,000	63,090
144A 3.50% 4/1/30 #	15,000	13,065

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	240,000	227,199
CHS 144A 5.25% 5/15/30 #	235,000	196,866
DaVita 144A 4.625% 6/1/30 #	185,000	161,667
Legacy LifePoint Health 144A 4.375% 2/15/27 #	15,000	13,865
Medline Borrower
144A 3.875% 4/1/29 #	208,000	188,314
144A 5.25% 10/1/29 #	262,000	247,306

Organon & Co. 144A 5.125% 4/30/31 #	250,000	214,106
Tenet Healthcare
4.375% 1/15/30	240,000	222,676
6.125% 10/1/28	145,000	144,717
		2,264,707
Insurance — 5.42%
HUB International 144A 5.625% 12/1/29 #	495,000	472,842
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	375,000	394,273
144A 10.50% 12/15/30 #	245,000	258,614
NFP
144A 6.875% 8/15/28 #	320,000	325,544
144A 7.50% 10/1/30 #	110,000	117,173

USI 144A 7.50% 1/15/32 #	110,000	112,756
		1,681,202
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure — 7.38%
Boyd Gaming 144A 4.75% 6/15/31 #	510,000	$ 468,633
Caesars Entertainment 144A 7.00% 2/15/30 #	280,000	287,297
Carnival
144A 5.75% 3/1/27 #	152,000	148,380
144A 6.00% 5/1/29 #	305,000	293,706

Light & Wonder International 144A 7.25% 11/15/29 #	275,000	281,845
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	68,000	67,357
144A 5.50% 4/1/28 #	338,000	333,905
144A 7.25% 1/15/30 #	80,000	83,601

Scientific Games Holdings 144A 6.625% 3/1/30 #	345,000	326,582
		2,291,306
Media — 11.32%
AMC Networks 4.25% 2/15/29	270,000	206,282
Arches Buyer 144A 6.125% 12/1/28 #	315,000	272,823
CCO Holdings 144A 4.50% 8/15/30 #	680,000	613,917
CMG Media 144A 8.875% 12/15/27 #	390,000	309,685
CSC Holdings
144A 4.625% 12/1/30 #	225,000	135,758
144A 5.00% 11/15/31 #	275,000	166,683

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	265,000	178,715
Directv Financing 144A 5.875% 8/15/27 #	395,000	371,457
DISH DBS 144A 5.75% 12/1/28 #	370,000	295,806
Gray Escrow II 144A 5.375% 11/15/31 #	135,000	102,006
Gray Television 144A 4.75% 10/15/30 #	245,000	184,709
Nexstar Media 144A 4.75% 11/1/28 #	180,000	166,011
Sirius XM Radio 144A 4.125% 7/1/30 #	570,000	508,664
		3,512,516
Retail — 4.88%
Asbury Automotive Group 4.75% 3/1/30	185,000	172,905
Bath & Body Works
6.875% 11/1/35	215,000	218,000
6.95% 3/1/33	85,000	85,061

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	159,000	152,635
Michaels 144A 5.25% 5/1/28 #	145,000	114,743

2    NQ- IV901 [1223] 0224 (3377220)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Murphy Oil USA
144A 3.75% 2/15/31 #	75,000	$ 65,395
4.75% 9/15/29	400,000	379,440

PetSmart 144A 7.75% 2/15/29 #	335,000	326,172
		1,514,351
Services — 5.13%
CDW 3.569% 12/1/31	375,000	333,071
GFL Environmental 144A 6.75% 1/15/31 #	110,000	113,469
Prime Security Services Borrower
144A 3.375% 8/31/27 #	270,000	250,512
144A 5.75% 4/15/26 #	185,000	186,119

Staples 144A 7.50% 4/15/26 #	179,000	166,692
United Rentals North America 3.875% 2/15/31	185,000	168,313
White Cap Buyer 144A 6.875% 10/15/28 #	223,000	216,145
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	157,000	156,476
		1,590,797
Technology & Electronics — 5.59%
Clarios Global 144A 8.50% 5/15/27 #	255,000	256,367
CommScope Technologies 144A 6.00% 6/15/25 #	175,000	142,789
Entegris Escrow 144A 5.95% 6/15/30 #	365,000	363,213
Micron Technology 5.875% 9/15/33	170,000	176,905
NCR Voyix 144A 5.125% 4/15/29 #	259,000	246,496
Seagate HDD Cayman
5.75% 12/1/34	100,000	96,213
144A 8.25% 12/15/29 #	90,000	97,134

Sensata Technologies 144A 4.00% 4/15/29 #	160,000	148,868
SS&C Technologies 144A 5.50% 9/30/27 #	210,000	207,135
		1,735,120
Telecommunications — 9.73%
Altice France 144A 5.50% 10/15/29 #	330,000	259,177
Altice France Holding 144A 6.00% 2/15/28 #	200,000	96,241
Connect Finco 144A 6.75% 10/1/26 #	380,000	378,056
Consolidated Communications
144A 5.00% 10/1/28 #	130,000	106,741
144A 6.50% 10/1/28 #	350,000	303,625

Digicel International Finance 144A 8.75% 5/25/24 #	235,000	220,028
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Frontier Communications Holdings
144A 5.00% 5/1/28 #	45,000	$ 41,629
144A 5.875% 10/15/27 #	365,000	352,930
5.875% 11/1/29	120,000	101,536
144A 6.75% 5/1/29 #	120,000	107,430
144A 8.75% 5/15/30 #	70,000	72,066

Northwest Fiber 144A 4.75% 4/30/27 #	330,000	315,412
Sable International Finance 144A 5.75% 9/7/27 #	200,000	189,108
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	240,000	214,531
VZ Secured Financing 144A 5.00% 1/15/32 #	305,000	260,759
		3,019,269
Transportation — 2.18%
Air Canada 144A 3.875% 8/15/26 #	235,000	224,665
Azul Secured Finance 144A 11.93% 8/28/28 #	200,000	207,084
Grupo Aeromexico 144A 8.50% 3/17/27 #	255,000	246,327
		678,076
Total Corporate Bonds (cost $30,389,637)		30,040,579
	Number of shares
Short-Term Investments — 1.66%
Money Market Mutual Funds — 1.66%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	128,566	128,566
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	128,567	128,567
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	128,567	128,567

NQ- IV901 [1223] 0224 (3377220)    3

Schedule of investments
Delaware Ivy High Yield Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	128,567	$ 128,567
Total Short-Term Investments (cost $514,267)		514,267

Total Value of Securities—98.45% (cost $30,903,904)		30,554,846
Receivables and Other Assets Net of Liabilities—1.55%		481,110
Net Assets Applicable to 3,598,938 Shares Outstanding—100.00%		$31,035,956
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $24,363,945, which represents 78.50% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after December 31, 2023.
Summary of abbreviations:
DAC – Designated Activity Company
PIK – Payment-in-kind
USD – US Dollar

4    NQ- IV901 [1223] 0224 (3377220)